Cover Page	Sep. 19, 2023	Sep. 18, 2023
Cover [Abstract]
Document Type		8-K
Document Period End Date		Sep. 18, 2023
Entity Registrant Name		CONDUENT INC
Entity Incorporation, State or Country Code		NY
Entity File Number		001-37817
Entity Tax Identification Number		81-2983623
Entity Address, Address Line One		100 Campus Drive,
Entity Address, Address Line Two		Suite 200,
Entity Address, City or Town		Florham Park,
Entity Address, State or Province		NJ
Entity Address, Postal Zip Code		07932
City Area Code		844
Local Phone Number		663-2638
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false	false
Title of 12(b) Security		Common Stock, $0.01 par value
Trading Symbol		CNDT
Security Exchange Name		NASDAQ
Entity Central Index Key		0001677703
Amendment Flag		false